Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues (Note 18-19):
Software	$ 25,454	$ 21,644	$ 19,626
Maintenance and technical support	30,951	30,386	25,885
Consulting services	227,970	206,110	156,135
Total revenues	284,375	258,140	201,646
Cost of revenues:
Software	9,960	9,564	8,674
Maintenance and technical support	4,120	3,888	2,952
Consulting services	181,477	161,709	121,756
Total cost of revenues	195,557	175,161	133,382
Gross profit	88,818	82,979	68,264
Operating costs and expenses:
Research and development, net (Note 20a)	5,696	6,942	5,839
Selling and marketing	27,197	27,244	23,776
General and administrative	24,227	22,837	17,562
Total operating costs and expenses	57,120	57,023	47,177
Operating income	31,698	25,956	21,087
Financial income (expense), net (Note 20b)	149	(1,711)	(430)
Income before taxes on income	31,847	24,245	20,657
Taxes on income (Note 13)	7,071	6,331	3,949
Net income	24,776	17,914	16,708
Net income attributable to redeemable non-controlling interests	3,383	1,536	2,258
Net income attributable to non-controlling interests	1,510	936	281
Net income attributable to Magic Software Enterprises shareholders	$ 19,883	$ 15,442	$ 14,169
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 2, 17):
Basic and Diluted earnings per share	$ 0.39	$ 0.35	$ 0.27